Reserve Funds (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of reserve funds
		December 31,
		2021	2020
		USD in thousands

a.	Financial assets at fair value through profit or loss:
	Corporate bonds and loans (principally) – long-term marketable investments (*)	14,036	-

b.	Cash and cash equivalents	21,987	-

		36,023	-